Segment and Geographic Information	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and in assessing performance. Velti's CODM is our chief executive officer. Our business is conducted in a single operating segment. Our CODM reviews a single set of financial data that encompasses our entire operations for purposes of making operating decisions and assessing financial performance. Our CODM manages our business based primarily on broad functional categories of sales, marketing, software and technology platform development and strategy.
We conduct our business in three geographical areas: Europe, Americas, and Asia/Africa. The following table provides revenue by geographic area. Revenue from customers for whom we provide services in multiple locations is reported in the location of the respective customer's domicile; revenue from customers for whom we provide services in a single or very few related locations is reported in the location of the respective customer's place of operations.

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
Revenue:	2012		2011		2012		2011
	(in thousands, except percentages)
Europe:
United Kingdom	$13,565	23%	$4,707	14%	$29,626	27%	$11,681	18%
All other European countries	18,840	32%	15,568	45%	34,056	31%	27,364	43%
Total Europe	32,405	55%	20,275	59%	63,682	58%	39,045	61%
Americas	16,738	29%	7,361	21%	30,059	27%	15,514	24%
Asia/Africa	9,548	16%	6,722	20%	16,743	15%	9,349	15%
Total revenue	$58,691	100%	$34,358	100%	$110,484	100%	$63,908	100%